Intangible Assets, Net	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets, net consisted of the following:

	As of September 30,	As of June 30,
	2024	2024
	(Unaudited)	(Audited)
Internal use software development	$5,151,060	$3,743,716
Less: accumulated amortization	(920,334)	(612,780)
Total intangible assets, net	$4,230,726	$3,130,936

Amortization expense for the three months ended of September 30, 2024 and 2023 was amounted to $302,802 and $0, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending September 30, 2025	$891,067
Twelve months ending September 30, 2026	874,100
Twelve months ending September 30, 2027	874,100
Twelve months ending September 30, 2028	874,100
Twelve months ending September 30, 2029	717,359
Total	$4,230,726

Note 8 – Intangible assets, net

Intangible assets, net consisted of the following:

	As of June 30,	As of June 30,
	2024	2023

Internal use software development	$3,743,716	$-
Less: accumulated amortization	(612,780)	-
Total intangible assets, net	$3,130,936	$-

Amortization expense for the years ended of June 30, 2024 was amounted to $612,909 and $0, respectively.

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending June 30, 2025	$795,017
Twelve months ending June 30, 2026	636,143
Twelve months ending June 30, 2027	636,143
Twelve months ending June 30, 2028	636,143
Twelve months ending June 30, 2029	427,490
Total	$3,130,936